Opportunistic Credit Interval Fund

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (61.34%)

Communication Services (7.65%)
Neptune Bidco US Inc., First Lien Term Loan(a)(b)	10.51%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	$1,645,865	$1,507,793
Neptune Bidco US Inc., First Lien Term Loan A(a)(b)	10.16%	3M SOFR + 4.75%, 0.50% Floor	10/11/2028	1,000,000	915,715
Next Flight Ventures, First Lien Term Loan(a)(b)	15.61%	3M SOFR + 10.00%	12/26/2025	1,340,625	1,304,005
Next Flight Ventures, Delayed Draw Term Loan(a)(b)(c)	–%	3M SOFR + 10.00%	12/26/2025	–	–
Synamedia Americas Holdings, Inc., First Lien Term Loan(a)(b)	13.10%	1M SOFR + 7.75%, 1.00% Floor	12/05/2028	1,724,138	1,663,793
					5,391,306
Consumer Staples (5.73%)
Alphia, Inc., First Lien Term Loan(a)(b)	10.35%	3M SOFR + 5.00%	10/03/2030	1,500,000	1,405,875
Florida Food Products LLC, First Lien Term Loan(a)(b)	10.47%	1M SOFR + 5.00%, 0.75% Floor	10/18/2028	2,092,678	1,836,325
Global Integrated Flooring Systems Inc., First Lien Term Loan(a)(b)(i)	14.76%	3M SOFR + 8.36%, 1.00% PIK, 1.25% Floor	05/15/2024	1,310,416	789,395
Global Integrated Flooring Systems Inc., Revolver(a)(b)(i)	14.72%	1M SOFR + 8.36%, 1.00% PIK, 1.25% Floor	05/15/2024	12,068	7,270
					4,038,865
Financials (3.03%)
AIS Holdco, LLC, Second Lien Term Loan(a)(b)	14.39%	3M SOFR + 8.75%	08/15/2026	250,000	233,750
Cor Leonis Limited, Revolver(a)(b)(c)	12.85%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	148,123	148,123
Lion FIV Debtco Limited, Revolver(a)(b)(c)	–%	1M SOFR + 11.00%	10/18/2024	–	–
Royal Palm Equity Partners I L.P., First Lien Term Loan(a)(b)(c)	–%	3M SOFR + 7.00%, 2.50% Floor	10/24/2033	–	–
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan(a)(b)(c)	–%	3M SOFR + 7.00%, 2.50% Floor	10/24/2033	–	–
Royal Palm Equity Partners I L.P., Initial First Lien Term Loan(a)(b)	12.40%	3M SOFR + 7.00%, 2.50% Floor	10/24/2033	541,932	541,932
Royal Palm Equity Partners II L.P., First Lien Term Loan(a)(b)	13.40%	3M SOFR + 8.00%, 2.50% Floor	10/24/2028	36,901	36,901
TA/WEG HOLDINGS, LLC, 2020 Delayed Draw Term Loan(a)(b)	11.23%	3M SOFR + 5.75%, 1.00% Floor	10/04/2027	312,335	312,334
TA/WEG HOLDINGS, LLC, 2021 Delayed Draw Term Loan(a)(b)	11.23%	3M SOFR + 5.75%, 1.00% Floor	10/04/2027	466,927	466,926
TA/WEG HOLDINGS, LLC, May 2022 Delayed Draw Term Loan(a)(b)(c)	11.23%	6M SOFR + 5.75%, 1.00% Floor	10/04/2027	396,662	396,662
					2,136,628
Health Care (2.15%)
Dentive LLC, First Lien Term Loan(a)(b)	12.35%	3M SOFR + 7.00%, 1.00% Floor	12/26/2028	239,428	235,334
Dentive LLC, Delayed Draw Term Loan(a)(b)(c)	12.38%	3M SOFR + 7.00%, 1.00% Floor	12/26/2028	50,298	49,294
IDC Infusion Services, Inc., First Lien Term Loan(a)(b)	11.98%	3M SOFR + 6.50%, 0.50% Floor	07/07/2028	366,883	360,940
IDC Infusion Services, Inc., Delayed Draw Term Loan(a)(b)(c)	–%	3M SOFR + 6.50%, 0.50% Floor	07/07/2028	–	506
PhyNet Dermatology LLC, First Lien Term Loan(a)(b)	11.99%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	486,536	481,671
PhyNet Dermatology LLC, Delayed Draw Term Loan(a)(b)(c)	–%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	–

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
South Florida ENT Associates, First Lien Term Loan(a)(b)	12.45%	3M SOFR + 7.00%, 1.00% Floor	03/04/2025	$393,471	$386,231
					1,513,976
Industrials (10.94%)
Accordion Partners, LLC, Delayed Draw Term Loan A(a)(b)	11.60%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	7,263	7,327
Accordion Partners, LLC, Delayed Draw Term Loan B(a)(b)	11.38%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	9,124	9,113
Accordion Partners, LLC, First Lien Term Loan A(a)(b)	11.35%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	82,741	82,641
Accordion Partners, LLC, Third Amendment Delayed Draw Term Loan(a)(b)(c)	11.63%	3M SOFR + 6.50%, 0.75% Floor	08/29/2029	48,000	49,320
Accordion Partners, LLC, Third Amendment First Lien Term Loan(a)(b)	11.63%	3M SOFR + 6.50%, 0.75% Floor	08/29/2029	99,750	100,628
Arcline FM Holdings, LLC, First Lien Term Loan(a)(b)	10.86%	3M SOFR + 5.25%, 0.75% Floor	06/23/2028	498,750	499,997
Marvel APS, Delayed Draw Term Loan(a)(i)	10.00%	PIK	12/21/2027	3,041,667	3,357,841
Material Handling Systems, Inc., First Lien Term Loan(a)(b)	10.89%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,488,712	1,322,572
Qualtek LLC, First Lien Term Loan(a)(b)(i)	15.39%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	07/14/2025	357,504	357,504
Qualtek LLC, Second Lien Term Loan(a)(b)(i)	15.39%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	01/14/2027	247,374	247,374
Tactical Air Support, Inc., First Lien Term Loan(a)(b)	13.96%	1M SOFR + 8.50%, 1.00% Floor	12/22/2028	1,714,286	1,671,428
Tactical Air Support, Inc., Delayed Draw Term Loan(a)(b)(c)	–%	1M SOFR + 8.50%, 1.00% Floor	12/22/2028	–	–
					7,705,745
Information Technology (24.74%)
Alegeus Technologies Holdings Corp., First Lien Term Loan(a)(b)	13.75%	3M SOFR + 8.25%, 1.00% Floor	09/05/2024	365,000	365,000
Athos Merger Sub LLC, First Lien Term Loan(a)(b)	10.65%	3M SOFR + 5.00%	07/31/2026	236,763	232,175
Athos Merger Sub LLC, Second Lien Term Loan(a)(b)	13.90%	3M SOFR + 8.25%	07/30/2027	160,771	155,144
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan(a)(b)	12.36%	1M SOFR + 7.00%	02/16/2029	1,500,000	1,372,500
Enverus Holdings, Inc., Initial First Lien Term Loan(a)(b)	10.86%	3M SOFR + 5.50%, 1.00% Floor	12/12/2029	814,028	801,818
Enverus Holdings, Inc., Revolver(a)(b)(c)	–%	3M SOFR + 5.50%, 1.00% Floor	12/12/2029	–	(1,115)
Global IID Parent LLC, Second Lien Term Loan(a)(b)	13.36%	3M SOFR + 7.75%, 0.50% Floor	12/16/2029	165,000	156,965
Global IID Parent LLC, First Lien Term Loan(a)(b)	10.11%	3M SOFR + 4.50%, 0.50% Floor	12/08/2028	2,096,565	2,009,641
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan(a)(b)(i)(j)	–%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	1,254,113	708,574
HDC / HW Intermediate Holdings, LLC, Revolver(a)(b)(i)(j)	–%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	128,792	72,768
Ivanti Software, Inc., First Lien Term Loan(a)(b)	9.91%	3M SOFR + 4.25%, 0.75% Floor	12/01/2027	1,467,694	1,397,186
Kofax, Inc., First Lien Term Loan(a)(b)	10.73%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,592,487	2,357,012
Morae Global Corporation, First Lien Term Loan(a)(b)	13.53%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	1,366,406	1,301,502
Morae Global Corporation, Revolver(a)(b)(c)	–%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	–	(5,938)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
PEAK Technology Partners, Inc., First Lien Term Loan(a)(b)	11.79%	3M SOFR + 6.40%, 1.00% Floor	07/22/2027	$621,494	$612,544
Priority Holdings LLC, First Lien Term Loan(a)(b)	11.22%	1M SOFR + 5.75%, 1.00% Floor	04/22/2027	1,994,885	1,987,504
Tank Holding Corp., First Lien Term Loan(a)(b)	11.21%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	847,854	813,939
Tank Holding Corp., Revolver(a)(b)(c)	11.21%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,826	1,552
Taoglas Group Holdings Limited, First Lien Term Loan(a)(b)	12.60%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	311,648	292,576
Taoglas Group Holdings Limited, Revolver(a)(b)(c)	12.52%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	51,133	45,870
Zywave, Inc., First Lien Term Loan(a)(b)	10.04%	3M SOFR + 4.50%, 0.75% Floor	11/12/2027	2,997,442	2,760,150
					17,437,367
Real Estate (7.10%)
RHF VI Funding LLC, Revolver(a)(b)	11.65%	3M SOFR + 7.50%	11/19/2024	5,000,000	5,000,000
					5,000,000

TOTAL BANK LOANS
(Cost $42,543,422)					43,223,887

BONDS & NOTES (0.59%)
Asset Backed Securities (0.59%)
Mount Logan Funding 2018-1 LP(a)(d)	25.47%	N/A	01/22/2033	479,858	417,764

TOTAL BONDS & NOTES
(Cost $405,513)					417,764

	Shares	Value
COMMON EQUITY (1.76%)
Communication Services (0.01%)
Next Flight Ventures(a)(e)	23	3,536
NFV Co-Pilot, Inc.(a)(e)	114	6,272
		9,808

Consumer Discretionary (1.75%)
IFRG Investor III, L.P.(a)(e)	1,250,000	1,232,937
		1,232,937

Industrials (0.00%)
Qualtek LLC(a)(e)	28,521	–

TOTAL COMMON EQUITY
(Cost $1,502,536)		1,242,745

	Shares	Value
JOINT VENTURE (5.17%)
Joint Venture (5.17%)
Great Lakes Funding II LLC, Series A(c)(d)(f)(g)	3,556,537	3,639,951
		3,639,951

TOTAL JOINT VENTURE
(Cost $3,556,537)		3,639,951

	Shares	Value
WARRANTS (0.08%)
INFORMATION TECHNOLOGY (0.08%)
Morae Global Corporation, Warrants(a)	1	59,689

TOTAL WARRANTS
(Cost $52,195)		59,689

SHORT- TERM INVESTMENTS (33.01%)
US BANK MMDA - USBGFS 9, 5.27%(h)	23,265,838	23,265,838

TOTAL SHORT- TERM INVESTMENTS
(Cost $23,265,838)		23,265,838

INVESTMENTS, AT VALUE (101.95%)
(Cost $71,325,741)		$71,849,874

Other Liabilities In Excess Of Other Assets (-1.95%)		(1,377,604)

NET ASSETS (100.00%)		$70,472,270

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-kind

Reference Rates:

1M US SOFR - 1 Month US SOFR as of December 31, 2023 was 5.35%

3M US SOFR - 3 Month US SOFR as of December 31, 2023 was 5.33%

6M US SOFR - 6 Month US SOFR as of December 31, 2023 was 5.16%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of this commitment was unfunded as of December 31, 2023.
(d)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(e)	Non-income producing security.
(f)	Restricted security.
(g)	During the period ended December 31, 2023, the Fund invested $3,751,644 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $291,303, and reported change in unrealized appreciation of $85,507 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $168,660 during the period ended December 31, 2023.
(h)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2023.
(i)	Payment in-kind security which may pay interest in additional par.
(j)	Non-accrual.

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2023
Great Lakes Funding II LLC, Series A	$3,639,951	N/A	N/A	$442,411
Total	$3,639,951			$442,411

Unfunded Commitments

Security	Value	Maturity Date	Unfunded Commitments as of December 31, 2023
Taoglas Group Holdings Limited, Revolver	$45,870	02/28/2029	34,863
Accordion Partners, LLC, Third Amendment Delayed Draw Term Loan	49,320	08/29/2029	102,000
Cor Leonis Limited, Revolver	148,123	05/15/2028	66,767
IDC Infusion Services, Inc., Delayed Draw Term Loan	506	07/07/2028	133,117
Lion FIV Debtco Limited, Revolver	-	10/18/2024	1,750,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan	-	10/24/2033	354,814
Royal Palm Equity Partners I L.P., First Lien Term Loan	-	10/24/2033	70,963
Morae Global Corporation, Revolver	(5,938)	10/26/2026	125,000
PhyNet Dermatology LLC, Delayed Draw Term Loan	-	10/20/2029	1,013,464
Tactical Air Support, Inc., Delayed Draw Term Loan	-	12/22/2028	285,714
Next Flight Ventures, Delayed Draw Term Loan	-	12/26/2025	309,375
TA/WEG HOLDINGS, LLC, May 2022 Delayed Draw Term Loan	396,662	10/04/2027	71,257
Enverus Holdings, Inc., Revolver	(1,115)	12/12/2029	74,324
Dentive LLC, Delayed Draw Term Loan	49,294	12/26/2028	68,363
Tank Holding Corp., Revolver	1,552	03/31/2028	5,022
Total	$684,274		$4,465,043
Total Unfunded Commitments			$4,907,454

Security determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
8/5/2022, 11/2/2023	Great Lakes Funding II LLC, Series A	$3,556,537	$3,639,951	5.17%